Income Tax and Deferred Taxes	12 Months Ended
Dec. 31, 2023
INCOME TAX AND DEFERRED TAXES
Income Tax And Deferred Taxes

19.  INCOME TAX AND DEFERRED TAXES

a)	Income taxes

The following are the components of income tax recorded in the consolidated statements of comprehensive income for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
(Expense) / Current income tax	(163,618,437)	(394,133,842)	28,269,648
Adjustments to current tax from the previous period	(5,823,911)	(2,021,133)	(773,163)
(Expense) / Current tax (expenses) / benefit (related to cash flow hedges)	(50,924,221)	39,826,484	(109,882,227)
Current tax expense, net	(220,366,569)	(356,328,491)	(82,385,742)

Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(6,545,916)	(113,368,389)	67,247,084
Total deferred tax benefit / (expense)	(6,545,916)	(113,368,389)	67,247,084

Income tax (expense) /benefit	(226,912,485)	(469,696,880)	(15,138,658)

The following table shows the reconciliation of the tax rate as of December 31, 2023, 2022 and 2021:

		2023		2022		2021
Reconciliation of Tax Expense	Tax Rate	ThCh$	Tax Rate	ThCh$	Tax Rate	ThCh$
Accounting profit before tax		906,925,876		1,778,680,669		115,848,792
Total tax expense using statutory rate	(27.00)%	(244,869,987)	(27.00)%	(480,243,781)	(27.00)%	(31,279,174)
Tax effect of rates applied in other countries	(0.48)%	(4,360,505)	0.00%	23,800	0.08%	96,520
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	0.39%	3,493,906	1.28%	22,736,630	2.53%	2,931,159
Tax effect of non-deductible expenses for determining taxable profit (loss)	(1.22)%	(11,104,171)	(3.20)%	(56,916,018)	(10.49)%	(12,156,154)
Tax effect of adjustments to income taxes in previous periods	(0.64)%	(5,823,911)	(0.11)%	(2,021,133)	(0.67)%	(773,163)
Price level restatement for tax purposes (investments and equity)	3.94%	35,752,183	2.63%	46,723,622	22.48%	26,042,154
Total adjustments to tax expense using statutory rate	1.98%	17,957,502	0.59%	10,546,901	13.93%	16,140,516
Income tax expense	(25.02)%	(226,912,485)	(26.41)%	(469,696,880)	(13.07)%	(15,138,658)

The main temporary differences are described below.

b)	Deferred taxes

The origin of and changes in deferred tax assets and liabilities as of December 31, 2023 and 2022 are as follows:

	12-31-2023		12-31-2022
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets/(Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Depreciations	32,979,882	(276,533,506)	29,734,809	(322,504,008)
Obligations for post-employment benefits	6,570,506	(870,485)	6,558,077	(226,762)
Tax loss	81,812,529	—	86,090,908	—
Provisions	97,147,226	(658,777)	105,031,784	(53,064)
Decommissioning Provision	58,885,329	—	51,516,840	—
Provision for Civil Contingencies	397,921	—	2,080,890	—
Provision for doubtful trade accounts	5,633,504	(658,777)	4,067,205	—
Provision of Human Resources accounts	12,407,422	—	11,372,224	—
Other Provisions	19,823,050	—	35,994,625	(53,064)
Other Deferred Taxes	118,605,131	(153,895,661)	54,518,180	(92,288,789)
Activation of expenses for issuance of financial debt	—	(13,891,584)	—	(19,635,737)
Gain from bargain purchase for tax purposes	—	(7,571,505)	—	(8,896,416)
Price-level Adjustment - Argentina	—	(19,381,132)	—	(11,526,750)
Other Deferred Taxes	118,605,131	(113,051,440)	54,518,180	(52,229,886)
Deferred tax Assets/(Liabilities) before compensation	337,115,274	(431,958,429)	281,933,758	(415,072,623)
Compensation deferred taxes Assets/Liabilities	(259,445,766)	259,445,766	(216,056,129)	216,056,129
Deferred tax Assets/(Liabilities) after compensation	77,669,508	(172,512,663)	65,877,629	(199,016,494)

		Movements
Recognized in others in comprehensive income	Net balance as of January 1, 2023	Recognized in profit or loss	Recognized in others in comprehensive income	Transfers to groups held for sale (i)	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2023
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciations	(292,769,199)	(3,379,536)	—	40,785,680	11,809,431	—	(243,553,624)
Obligations for post-employment benefits	6,331,315	(927,544)	7,323	—	288,927	—	5,700,021
Tax loss	86,090,908	(4,475,412)	—	—	197,033	—	81,812,529
Provisions	104,978,720	(8,171,796)	—	(610,519)	292,044	—	96,488,449
Decommissioning Provision	51,516,840	7,754,219	—	(610,519)	224,789	—	58,885,329
Provision for Civil Contingencies	2,080,890	(1,682,969)	—	—	—	—	397,921
Provision for doubtful trade accounts	4,067,205	906,882	—	—	640	—	4,974,727
Provision of Human Resources accounts	11,372,224	1,018,370	—	—	16,828	—	12,407,422
Other Provisions	35,941,561	(16,168,298)	—	—	49,787	—	19,823,050
Other Deferred Taxes	(37,770,609)	10,889,158	12	(89,772)	654,213	(8,973,532)	(35,290,530)
Capitalization of expenses for issuance of financial debt	(19,635,737)	5,744,153	—	—	—	—	(13,891,584)
Gain from bargain purchase for tax purposes	(8,896,416)	1,393,557	—	—	(68,646)	—	(7,571,505)
Price-level adjustment - Argentina	(11,526,750)	1,119,150	—	—	—	(8,973,532)	(19,381,132)
Other Deferred Taxes	2,288,294	2,632,298	12	(89,772)	722,859	—	5,553,691
Deferred tax Assets/(Liabilities)	(133,138,865)	(6,065,130)	7,335	40,085,389	13,241,648	(8,973,532)	(94,843,155)

		Movements
Recognized in others in comprehensive income	Net balance as of January 1, 2022	Recognized in profit or loss	Recognized in others in comprehensive income	Transfers to groups held for sale (i)	Foreign currency translation difference	Other increases (decreases)		Net balance as of December 31, 2022
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$
Depreciations	(218,218,193)	(97,270,017)	—	16,843,366	5,875,645	—		(292,769,199)
Obligations for post-employment benefits	6,156,699	(1,915,754)	1,972,561	119,179	(1,370)	—		6,331,315
Tax loss	116,355,816	(30,585,545)	—	—	320,637	—		86,090,908
Provisions	104,211,997	5,047,821	—	(439,765)	236,460	(4,077,793)		104,978,720
Decommissioning Provision	50,001,807	1,524,224	—	(3,556)	(5,635)	—		51,516,840
Provision for Civil Contingencies	1,946,340	134,550	—	—	—	—		2,080,890
Provision for doubtful trade accounts	9,362,865	(916,770)	—	(301,077)	(20)	(4,077,793)	(ii)	4,067,205
Provision of Human Resources accounts	11,902,160	(455,741)	—	(135,132)	60,937	—		11,372,224
Other Provisions	30,998,825	4,761,558	—	—	181,178	—		35,941,561
Other Deferred Taxes	(26,222,533)	(491,425)	1	—	(1,088,372)	(9,968,280)		(37,770,609)
Capitalization of expenses for issuance of financial debt	(11,282,929)	(8,352,808)	—	—	—	—		(19,635,737)
Gain from bargain purchase for tax purposes	(10,177,907)	1,314,278	—	—	(32,787)	—		(8,896,416)
Price-level adjustment - Argentina	(2,160,549)	1,325,126	—	—	(1,055,585)	(9,635,742)		(11,526,750)
Other Deferred Taxes	(2,601,148)	5,221,979	1	—	—	(332,538)		2,288,294
Deferred tax Assets/(Liabilities)	(17,716,214)	(125,214,920)	1,972,562	16,522,780	5,343,000	(14,046,073)		(133,138,865)

(i) See Note 5.

(ii) This item corresponds to a reclassification of balances, from Deferred Tax Assets to Recoverable Taxes, due to a higher tax expense for the purposes of closing the 2022 tax return. This higher tax expense is related to higher write-off of trade receivables. The documentation that guarantees tax compliance with these trade receivables was completed during the first quarter of this year.

Recovery of deferred tax assets will depend on whether sufficient taxable profits are obtained in the future. The Company’s Management believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

As of December 31, 2023 and 2022, the Group has accounted for all deferred tax assets associated with its tax losses (See Note 3.p).

Concerning temporary differences related to investments in consolidated entities and certain joint ventures, the Group has not recognized deferred tax liabilities associated with undistributed profits, in which the position of control exercised by the Group over such consolidated entities allows it to manage the time of their reversal, and it is estimated that they will not be reversed in the near future. The total amount of these taxable temporary differences, for which no deferred tax liabilities have been recognized as of December 31, 2023, amounts to ThCh$1,044,776,794 (ThCh$1,029,815,247 as of December 31, 2022). Additionally, no deferred tax assets have been recorded in relation to the deductible temporary differences associated with investments in consolidated entities and certain joint ventures. Such temporary differences are not expected to be reversed in the foreseeable future or tax gains will not be available for their use. As of December 31, 2023, such deductible temporary differences amount to ThCh$1,335,426,974 (ThCh$1,373,836,286 as of December 31,2022).

The Group companies are potentially subject to income tax audits by the tax authorities of each country in which the Group operates. Such tax audits are limited to a number of annual tax periods and once these have expired, audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. Tax years potentially subject to examination are 2020 to 2022.

Given the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company’s Management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Group companies’ future results.

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023			2022			2021
Deferred Income Tax Effects on the Components of Other Comprehensive Income	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with movements in other comprehensive income	(44)	12	(32)	(2)	1	(1)	31	(8)	23
Cash flow hedge	(188,608,231)	50,924,221	(137,684,010)	147,505,497	(39,826,484)	107,679,013	(406,971,212)	109,882,227	(297,088,985)
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	13,494	—	13,494	1,043,185	—	1,043,185	359,797	—	359,797
Foreign currency translation differences	54,024,068	—	54,024,068	18,994,934	—	18,994,934	197,099,813	—	197,099,813
Actuarial gains(losses) on defined-benefit pension plans	(27,122)	7,323	(19,799)	(7,304,757)	1,972,561	(5,332,196)	12,547,898	(3,387,932)	9,159,966
Income tax related to components of other income and expenses with a charge or credit in equity	(134,597,835)	50,931,556	(83,666,279)	160,238,857	(37,853,922)	122,384,935	(196,963,673)	106,494,287	(90,469,386)

The following table shows the reconciliation of deferred tax movements between balance sheet and income taxes in other comprehensive income as of December 31, 2023, 2022 and 2021:

	For the years ended December 31,
	2023	2022	2021
Deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	7,335	1,972,562	(3,387,940)
Income tax of movements in cash flow hedge transactions	50,924,221	(39,826,484)	109,882,227
Total income tax relating to components of other comprehensive income	50,931,556	(37,853,922)	106,494,287